Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured fair value - Financial Assets and Liabilities [Member] - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured fair value [Line Items]
Money market funds	[1]	$ 31,841	$ 29,697
Marketable securities		64,359	89,911
Total assets		96,200	119,608
Long term loan		3,228	3,796	[2]
Contingent short term earnout liability	[3]	4,250	42,471
Contingent long-term earnout liability	[3]	4,089	5,814
Total liabilities		11,567	52,081
Level 1 [Member]
Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured fair value [Line Items]
Money market funds	[1]
Marketable securities
Total assets
Long term loan				[2]
Contingent short term earnout liability	[3]
Contingent long-term earnout liability	[3]
Total liabilities
Level 2 [Member]
Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured fair value [Line Items]
Money market funds	[1]	31,841	29,697
Marketable securities		64,359	89,911
Total assets		96,200	119,608
Long term loan				[2]
Contingent short term earnout liability	[3]
Contingent long-term earnout liability	[3]
Total liabilities
Level 3 [Member]
Significant Accounting Policies (Details) - Schedule of financial assets and liabilities measured fair value [Line Items]
Marketable securities
Total assets
Long term loan		3,228	3,796	[2]
Contingent short term earnout liability	[3]	4,250	42,471
Contingent long-term earnout liability	[3]	4,089	5,814
Total liabilities		$ 11,567	$ 52,081

[1]	As of December 31, 2022, approximately $31,841 thousand of debt securities were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria. As of December 31, 2021, approximately $29,697 thousand of debt securities were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria.
[2]	As of December 31, 2021, the fair value of the long term loan approximates its carrying value since the loan was originated in September 2021.
[3]	The income valuation approach is applied and the valuation inputs include the contingent payment arrangement terms, discount rate and probability assessments.